UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III               Holland, MI                 11/08/04
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      67

Form 13F Information Table Value Total:  $141,123
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                September 30, 2004

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----
AFFILIATED COMPUTER CL A         COM      008190100       3249        58355   SH         Sole             13000                45355
AMBAC FINL GROUP INC COM         COM      023139108        418         5225   SH         Sole              1100                 4125
AMERICAN INTL GROUP COM          COM      026874107       3656        53769   SH         Sole             12071                41698
AMGEN INC COM                    COM      031162100       3068        54000   SH         Sole             12950                41050
APPLEBEES INTL INC COM           COM      037899101       4082     161470.5   SH         Sole             35438               126033
BED BATH & BEYOND INC COM        COM      075896100       2748        74051   SH         Sole             15750                58301
BERKSHIRE HATHAWAY INC CL B      COM      084670207        235           82   SH         Sole                                     82
BEST BUY INC COM                 COM      086516101        331         6100   SH         Sole              1200                 4900
CAPITAL ONE FINL CORP COM        COM      14040H105        338         4575   SH         Sole              1400                 3175
CAPITOL BANCORP LTD              COM      14056D105        440        15000   SH         Sole                                  15000
CHEESECAKE FACTORY INC COM       COM      163072101        644        14850   SH         Sole              4600                10250
CINTAS CORPORATION               COM      172908105       2748        65360   SH         Sole             16700                48660
CISCO SYSTEMS INC.               COM      17275R102       4737       261736   SH         Sole             51598               210138
CITIGROUP                        COM      172967101       3390        76838   SH         Sole             19700                57138
COBIZ INC COM                    COM      190897108        622        37650   SH         Sole               750                36900
DEARBORN BANCORP INC COM         COM      24242R108        531        20335   SH         Sole                                  20335
DELL COMPUTER CORP COM           COM      24702R101       3012        84610   SH         Sole             19800                64810
E M C CORP MASS COM              COM      268648102       2567       222412   SH         Sole             53400               169012
FIFTH THIRD BANCORP COM          COM      316773100        285         5789   SH         Sole               440                 5349
FIRST HORIZON NATIONAL CORP      COM      320517105       2804        64675   SH         Sole             14425                50250
FIRST IND CORP COM               COM      32054R108        293        14600   SH         Sole                                  14600
FIRST MERCHANTS CORP COM         COM      320817109        371        15069   SH         Sole                                  15069
FIRST MIDWEST BANCORP            COM      320867104        754        21811   SH         Sole                                  21811
FIRST OAK BROOK BANCSH COM       COM      335847208       1240        40202   SH         Sole              3150                37052
FIRST SOURCE CORPORATION         COM      336901103        236         9189   SH         Sole                                   9189
FIRSTBANK CORP MICH COM          COM      33761G104        678    23814.702   SH         Sole              1166            22648.702
FISERV INC.                      COM      337738108       5222       149789   SH         Sole             22481               127308
FOREST LABS INC COM              COM      345838106       4727       105135   SH         Sole             17600                87535
GENERAL ELECTRIC                 COM      369604103       3655       108859   SH         Sole             26450                82409
GENTEX CORP COM                  COM      371901109       1432    40754.557   SH         Sole             10760            29994.557
HESKA CORP COM                   COM      42805E108         38        20500   SH         Sole                                  20500
HOME DEPOT INC COM               COM      437076102       3129    79832.045   SH         Sole             14975            64857.045
HOME FED BANCORP COM             COM      436926109        322        12600   SH         Sole                                  12600
HUNTINGTON BANCSHARES COM        COM      446150104       3730       149737   SH         Sole                                 149737
INDEPENDENT BANK CORPORATION     COM      453838104       1304        48310   SH         Sole              4882                43428
INTEL CORPORATION                COM      458140100       3253   162171.801   SH         Sole             31600           130571.801
IRWIN FINL CORP COM              COM      464119106        377        14600   SH         Sole                                  14600
JOHNSON & JOHNSON COM            COM      478160104       4655    82640.046   SH         Sole             14250            68390.046
LAKELAND FINL CORP COM           COM      511656100        920        27150   SH         Sole                                  27150
LOWES COS INC COM                COM      548661107       3723        68497   SH         Sole             15950                52547
MACATAWA BANK CORPORATION        COM      554225102       3518       125424   SH         Sole            125424
MAF BANCORP INC.                 COM      55261R108       1059        24553   SH         Sole              3403                21150
MB FINANCIAL INC NEW COM         COM      55264U108        946        23869   SH         Sole              1400                22469
MBNA CORP COM                    COM      55262L100       7202   285786.845   SH         Sole             47027           238759.845
MERCANTILE BANK CORP COM         COM      587376104       1179        33831   SH         Sole                                  33831
MICROSOFT CORP COM               COM      594918104       4746       171636   SH         Sole             37300               134336
MIDWEST BANK HOLDINGS            COM      598251106        530        27600   SH         Sole                                  27600
NATIONAL CITY CORP COM           COM      635405103        601        15566   SH         Sole                                  15566
OAK HILL FINL INC COM            COM      671337103        901        25900   SH         Sole                                  25900
PARK BANCORP INC COM             COM      700164106        212         7000   SH         Sole                                   7000
PATTERSON COS INC                COM      703395103       4355        56890   SH         Sole             13700                43190
PFIZER INC COM                   COM      717081103       3846   125672.511   SH         Sole             27800            97872.511
PINNACLE FINL PARTNERS COM       COM      72346Q104        460        21400   SH         Sole               200                21200
REPUBLIC BANCORP INC COM         COM      760282103        694        45078   SH         Sole              1331                43747
ROYAL DUTCH PETE CO NY REG GLD   COM      780257804       3251        63012   SH         Sole             15182                47830
STATE FINANCIAL SERVICES         COM      856855101        201         7312   SH         Sole                                   7312
STRYKER CORP COM                 COM      863667101       3532        73470   SH         Sole             18060                55410
SYSCO CORP COM                   COM      871829107       2536        84745   SH         Sole             21475                63270
TCF FINL CORP COM                COM      872275102        606        20000   SH         Sole                                  20000
TEVA PHARMACEUTICAL INDS. ADR    COM      881624209        551        21250   SH         Sole              4600                16650
TOWER FINANCIAL                  COM      891769101        732        57025   SH         Sole              1500                55525
TRIBUNE CO NEW COM               COM      896047107       2626        63815   SH         Sole             11400                52415
WAL MART STORES INC COM          COM      931142103       2684        50460   SH         Sole             12350                38110
WALGREEN COMPANY                 COM      931422109       3412        95222   SH         Sole             20350                74872
WELLS FARGO & CO NEW COM         COM      949746101       6382   107032.054   SH         Sole             22894            84138.054
WINTRUST FINL CORP COM           COM      97650W108        229         4000   SH         Sole                                   4000
ZIONS BANCORPORATION COM         COM      989701107       4165        68240   SH         Sole             16000                52240





REPORT SUMMARY                     67 DATA RECORDS     141123           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED